Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Income Taxes [Abstract]
Income tax expense effective rates	34.30%	35.80%	33.00%
Valuation allowance	$ 1,824	$ 1,926